Financing Arrangements - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands										6 Months Ended		12 Months Ended
	Jun. 15, 2023	Jan. 31, 2023	Oct. 01, 2022	Sep. 12, 2022	Jun. 30, 2022	May 17, 2022	May 12, 2022	Feb. 15, 2022	Mar. 24, 2021	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	May 15, 2022	Jan. 17, 2022	Dec. 31, 2021	Sep. 30, 2020	May 01, 2020	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Maturity date		Jan. 31, 2025
Fair value of convertible notes	$ 9,500									$ 35,106		$ 29,096			$ 11,681
Debt instrument face value										15,000
Proceeds from convertible notes											$ 4,000	4,000
Other long term debt												1,800
Long term debt fair value disclosure										$ 56,845		24,714
SAFE Notes
Debt Instrument [Line Items]
Common stock discount percenatge										20.00%
Maturity date										May 17, 2024
Fair value of convertible notes										$ 20,600		10,800
Long term debt fair value disclosure										$ 10,001		$ 24,565
SAFE Notes | Third Party Investor
Debt Instrument [Line Items]
Common stock discount percenatge				20.00%
Maturity date												Sep. 12, 2024
Fair value of convertible notes												$ 70
Forward contract indexed toequity settlement share fair value				$ 100
Safe T Notes
Debt Instrument [Line Items]
Fair value of convertible notes												$ 100			20
Class B-2 Redeemable Convertible Preferred Shares
Debt Instrument [Line Items]
Preferred stock convertible, conversion price												$ 1.7068
Class B-5 Redeemable Convertible Preferred Shares
Debt Instrument [Line Items]
Preferred stock convertible, conversion price												0.38
Class B-6a Redeemable Convertible Preferred Shares
Debt Instrument [Line Items]
Preferred stock convertible, conversion price												$ 0.5295
2020 Convertible Note
Debt Instrument [Line Items]
Debt instrument face value																	$ 500
2020 Convertible Note | Amendment Agreement One
Debt Instrument [Line Items]
Debt instrument face value																$ 600
Long term debt fixed interest rate percentage												6.25%
Debt instrument maturity date range start one												May 01, 2023
2020 Convertible Note | Amendment Agreement One | Minimum
Debt Instrument [Line Items]
Long term debt term												36 months
2020 Convertible Note | Amendment Agreement Two
Debt Instrument [Line Items]
Monthly payment			$ 5
Fair value of convertible notes												$ 700			400
Debt instrument face value												$ 600			600
Convertible note carrying amount including accrued interest															700
2021 Convertible Note
Debt Instrument [Line Items]
Fair value of convertible notes															2,600
Debt instrument face value															4,500
Long term debt fixed interest rate percentage												8.25%
Proceeds from convertible notes												$ 1,000
2021 Convertible Note | Class B-6a Redeemable Convertible Preferred Shares
Debt Instrument [Line Items]
Conversion of convertible notes to convertible preferred shares, (in Shares)												17,373,521
Conversion of convertible notes to convertible preferred shares												$ 4,500
2022 Convertible Notes | Aperitus Limited
Debt Instrument [Line Items]
Debt instrument face value														$ 3,000
Long term debt maturity date												Dec. 31, 2022
Long term debt fixed interest rate percentage												8.25%
2022 Convertible Notes | Vechery Trust
Debt Instrument [Line Items]
Debt instrument face value								$ 1,000
Long term debt fixed interest rate percentage												8.25%
2022 Convertible Notes | Class B-6a Redeemable Convertible Preferred Shares | Aperitus Limited
Debt Instrument [Line Items]
Conversion of convertible notes to convertible preferred shares, (in Shares)							11,565,581
Conversion of convertible notes to convertible preferred shares							$ 3,000
2022 Convertible Notes | Class B-6a Redeemable Convertible Preferred Shares | Vechery Trust
Debt Instrument [Line Items]
Conversion of convertible notes to convertible preferred shares, (in Shares)								2,832,860
Conversion of convertible notes to convertible preferred shares								$ 1,000
2017 Convertible Term Notes | SAFE Notes
Debt Instrument [Line Items]
Fair value of convertible notes															2,300
Debt converted from one from one form to another						$ 15,200
Other long term debt															11,800
Long term debt fair value disclosure												$ 13,100
2017 Convertible Notes
Debt Instrument [Line Items]
Fair value of convertible notes												15,200			8,700
Debt instrument face value												$ 3,850			4,850			$ 6,600	$ 6,600
Preferred stock convertible, percentage										70		70
Percentage of accrued interest at conversion												22.00%
Convertible debt conversion interest rate												8.00%
Gross proceeds from convertible notes												$ 60,000
Long term debt maturity date												May 31, 2023
Convertible debt including interest at carrying value												$ 10,700			11,000
2017 Convertible Notes | Class B-2 Redeemable Convertible Preferred Shares
Debt Instrument [Line Items]
Preferred stock convertible, conversion price										$ 1.1533		$ 1.1533
2017 Convertible Notes | Class B-5 and B-6 Redeemable Convertible Preferred Shares
Debt Instrument [Line Items]
Percentage of accrued interest at conversion										22.00%		22.00%
Preferred stock convertible, conversion price										$ 0.38		$ 0.38
Number of preferred shares received upon conversion granted percentage										10.00%		10.00%
2017 Convertible Notes | Class B-5 Redeemable Convertible Preferred Shares
Debt Instrument [Line Items]
Conversion of convertible notes to convertible preferred shares, (in Shares)								6,215,365	3,649,587
Conversion of convertible notes to convertible preferred shares								$ 2,400	$ 1,400
Debt instrument conversion price per share								$ 0.38	$ 0.38
LamJam
Debt Instrument [Line Items]
Amounts of transaction	6,900
Amount funded through cancellation of promissory note	3,470
Proceeds from issuance of common stock	$ 3,470
Common stock discount percenatge	20.00%
Maturity date	Jun. 15, 2025
Fair value of convertible notes	$ 9,500
LamJam | SAFE Notes
Debt Instrument [Line Items]
Long term debt fair value disclosure										$ 9,520
Lam Ven | SAFE Notes
Debt Instrument [Line Items]
Common stock discount percenatge						20.00%
Maturity date												May 17, 2024
Fair value of convertible notes												$ 5,400
Long term debt fair value disclosure										10,302		5,403
Forward contract indexed toequity settlement share fair value						$ 7,500
Adjustment to additional paid in capital equity component of convertible debt												$ 4,800
Lam Ven | 2022 Convertible Notes
Debt Instrument [Line Items]
Debt instrument face value													$ 1,300
Conversion of convertible notes to convertible preferred shares, (in Shares)						4,940,258
Long term debt fixed interest rate percentage												8.25%
Lam Ven | 2017 Convertible Notes
Debt Instrument [Line Items]
Fair value of convertible notes										11,900		$ 13,800
Debt instrument face value										3,500		$ 3,500						$ 3,500	$ 3,500
Gross proceeds from convertible notes										60,000
Park Lane | SAFE Notes
Debt Instrument [Line Items]
Common stock discount percenatge						20.00%
Maturity date												May 17, 2024
Fair value of convertible notes												$ 5,400
Long term debt fair value disclosure										10,302		5,403
Forward contract indexed toequity settlement share fair value						$ 7,500
Adjustment to additional paid in capital equity component of convertible debt												4,900
iHeart Media
Debt Instrument [Line Items]
Amounts of transaction												$ 100
iHeart Media | SAFE Notes
Debt Instrument [Line Items]
Common stock discount percenatge						20.00%
Maturity date												May 17, 2024
Fair value of convertible notes												$ 7,200
Long term debt fair value disclosure										$ 13,736		$ 7,203
Forward contract indexed toequity settlement share fair value						$ 10,000
Palantir Technologies Inc | SAFE Notes
Debt Instrument [Line Items]
Common stock discount percenatge					20.00%
Maturity date												Jun. 30, 2024
Fair value of convertible notes												$ 6,500
Forward contract indexed toequity settlement share fair value					$ 9,000						$ 9,000
2020 Convertible Note
Debt Instrument [Line Items]
Percentage of compound interest rate per annum										6.25%
Monthly payment										$ 5
Fair value of convertible notes										$ 555		$ 706			$ 408
Common Stock
Debt Instrument [Line Items]
Proceeds from issuance of common stock		$ 300
Common stock discount percenatge		20.00%
Fair value of convertible notes		$ 300
Common Stock | 2017 Convertible Term Notes | SAFE Notes
Debt Instrument [Line Items]
Common stock discount percenatge						20.00%
Common Stock | 2017 Convertible Notes
Debt Instrument [Line Items]
Preferred stock convertible, conversion price										$ 1.1533		$ 1.1533
IPO | SAFE Notes
Debt Instrument [Line Items]
Common stock discount percenatge										35.00%
IPO | SAFE Notes | Third Party Investor
Debt Instrument [Line Items]
Common stock discount percenatge				35.00%
IPO | 2017 Convertible Notes
Debt Instrument [Line Items]
Preferred stock convertible, conversion price										$ 1.1533		$ 1.1533
IPO | LamJam
Debt Instrument [Line Items]
Common stock discount percenatge	35.00%
IPO | Lam Ven | SAFE Notes
Debt Instrument [Line Items]
Common stock discount percenatge						35.00%
IPO | Park Lane | SAFE Notes
Debt Instrument [Line Items]
Common stock discount percenatge						35.00%
IPO | iHeart Media | SAFE Notes
Debt Instrument [Line Items]
Common stock discount percenatge						35.00%
IPO | Palantir Technologies Inc | SAFE Notes
Debt Instrument [Line Items]
Common stock discount percenatge					35.00%
IPO | Common Stock
Debt Instrument [Line Items]
Common stock discount percenatge		35.00%
IPO | Common Stock | 2017 Convertible Term Notes | SAFE Notes
Debt Instrument [Line Items]
Common stock discount percenatge						35.00%